LEASE OBLIGATIONS (Narrative) (Details)	12 Months Ended
	Dec. 31, 2024 CAD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Mar. 01, 2023 CAD ($)	Mar. 01, 2023 USD ($)
Lease Obligations [Line Items]
Monthly lease obligation	$ 5,525	$ 4,079
Lease agreement term	3 years	3 years
Right-of-use asset and lease liability		$ 101,505	$ 182,672	$ 246,809	$ 335,068	$ 246,809
Lease discount rate	5.89%	5.89%
Undiscounted cash flows for office lease agreement		$ 101,505
Lease revenues		0	0	50,767
Lease expense capitalised to exploration and evaluation assets		$ 20,400	$ 20,400	$ 20,400